Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of SEC Regulation S-K, the following information is presented to disclose the relationship between executive compensation actually paid (“CAP”), as calculated under the applicable SEC rules, and the Company’s financial performance for the last three (3) fiscal years. As required by SEC rules, as it applies to smaller reporting companies, the table presented below discloses CAP for (i) our principal executive officer (“PEO”) and (ii) our named executive officers other than the PEO (the “Non-PEO NEOs”), on an average basis.

The methodology for calculating amounts presented in the columns “CAP to PEO” and “Average CAP to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table.

The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Executive Compensation discussion beginning on page 22 of this proxy statement.

Pay Versus Performance Table

In accordance with applicable SEC rules, the following table sets forth information concerning Summary Compensation Table (“SCT”) Total Compensation and CAP for the Company’s PEO and Non-PEO NEOs for fiscal years 2024, 2023 and 2022 and the corresponding financial performance in each year.

Year	SCT Total – PEO David(1)(2) ($)	CAP – PEO David(1)(3) ($)	SCT Total – PEO Todisco(1)(2) ($)	CAP – PEO Todisco(1)(3) ($)	Average SCT Total – Non- PEO ($)(1)(4)	Average CAP Total – Non- PEO ($)(1)(3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(5) ($)	Net Income (Loss)/ Income in ($000)
2024	—	—	2,359,908	5,387,597	1,111,699	1,909,687	178.02	(17,930)
2023	—	—	2,459,432	1,867,545	1,175,436	792,784	82.64	(46,339)
2022	1,136,543	798,472	2,691,189	3,212,105	933,723	408,809	92.75	(29,702)

____________

(1)      For 2022, Dr. David and Mr. Todisco served as our PEOs, with Dr. David serving from January 1, 2022 through May 9, 2022, and for Mr. Todisco serving from May 10, 2022 through December 31, 2022. The Company’s Non-PEO NEOs for the applicable years are as follows:

(a)      2024: Matthew David and Elizabeth Hurlburt.

(b)      2023: Matthew David, Phoebe Mounts and Erin Mistry.

(c)      2022: Phoebe Mounts, Elizabeth Hurlburt, and Thomas Nusbickel.

(2)      The dollar amounts reported in this column are the amounts of total compensation reported for each PEO for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT as set forth on page 27 of this proxy statement.

(3)      The dollar amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the cash and/or equity value transferred to the PEO or Non-PEO NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as described below:

Year	Reported SCT Total ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustment(b) ($)	CAP ($)
2024 Todisco	2,359,908	(1,208,454)	4,236,143	5,387,597
2023 Todisco	2,459,432	(1,388,400)	796,513	1,867,545
2022 Todisco	2,691,189	(1,974,745)	2,495,661	3,212,105
2022 David	1,136,543	(305,900)	(32,171)	798,472

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)      The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2024 Todisco	2,150,287	1,596,149	302,110	187,597	—	—	4,236,143
2022 Todisco	737,490	(349,287)	347,100	61,210	—	—	796,513
2023 Todisco	2,495,661	—	—	—	—	—	2,495,661
2022 David	225,917	(120,207)	76,475	(102,998)	(111,358)	—	(32,171)
Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,111,699	(453,170)	1,251,158	1,909,687
2023	1,175,436	(520,650)	137,998	792,784
2022	933,723	(346,686)	(178,228)	408,809

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)      The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2024	806,355	272,320	113,293	59,190	—	—	1,251,158
2023	199,737	(67,328)	139,017	(90,437)	(42,991)	—	137,998
2022	180,734	(38,409)	90,653	(103,301)	(307,905)	—	(178,228)

(4)      The dollar amounts reported in this column are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. Dr. David served as PEO during fiscal year 2022. Accordingly, all of Dr. David’s compensation for fiscal year 2022 is included as PEO compensation, and none of his compensation is included as Non-PEO NEO compensation. Refer to the SCT as set forth on page 27 of this proxy statement.

(5)      Total Shareholder Return shown in this table assumes $100 was invested for the period starting December 31, 2021 through December 31 of the applicable fiscal year in the Company’s common stock as traded under ticker CRMD on Nasdaq. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote	For 2022, Dr. David and Mr. Todisco served as our PEOs, with Dr. David serving from January 1, 2022 through May 9, 2022, and for Mr. Todisco serving from May 10, 2022 through December 31, 2022. The Company’s Non-PEO NEOs for the applicable years are as follows:

(a)      2024: Matthew David and Elizabeth Hurlburt.

(b)      2023: Matthew David, Phoebe Mounts and Erin Mistry.

(c)      2022: Phoebe Mounts, Elizabeth Hurlburt, and Thomas Nusbickel.

Adjustment To PEO Compensation, Footnote	The dollar amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the cash and/or equity value transferred to the PEO or Non-PEO NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as described below:
Year	Reported SCT Total ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustment(b) ($)	CAP ($)
2024 Todisco	2,359,908	(1,208,454)	4,236,143	5,387,597
2023 Todisco	2,459,432	(1,388,400)	796,513	1,867,545
2022 Todisco	2,691,189	(1,974,745)	2,495,661	3,212,105
2022 David	1,136,543	(305,900)	(32,171)	798,472

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)      The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2024 Todisco	2,150,287	1,596,149	302,110	187,597	—	—	4,236,143
2022 Todisco	737,490	(349,287)	347,100	61,210	—	—	796,513
2023 Todisco	2,495,661	—	—	—	—	—	2,495,661
2022 David	225,917	(120,207)	76,475	(102,998)	(111,358)	—	(32,171)

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 1,111,699	$ 1,175,436	$ 933,723
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 1,909,687	792,784	408,809
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,111,699	(453,170)	1,251,158	1,909,687
2023	1,175,436	(520,650)	137,998	792,784
2022	933,723	(346,686)	(178,228)	408,809

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)      The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2024	806,355	272,320	113,293	59,190	—	—	1,251,158
2023	199,737	(67,328)	139,017	(90,437)	(42,991)	—	137,998
2022	180,734	(38,409)	90,653	(103,301)	(307,905)	—	(178,228)

Compensation Actually Paid vs. Total Shareholder Return		CAP v. TSR The following graph illustrates a comparison of CAP to our PEOs, the average CAP to our Non-PEO NEOs and the Company’s cumulative TSR over the three-year period from 2022 through 2024.
Compensation Actually Paid vs. Net Income		CAP v. Net Income The following graph illustrates a comparison of CAP to our PEOs, the average CAP to our Non-PEO NEOs and the Company’s Net Income over the three-year period from 2022 through 2024.
Total Shareholder Return Amount	[4]	$ 178.02	82.64	92.75
Net Income (Loss)		$ (17,930,000)	(46,339,000)	(29,702,000)
Additional 402(v) Disclosure

The Compensation Committee is generally responsible for approving grants of stock options and other stock and stock-based awards, except to the extent that the terms of the applicable equity plan require administration by the full Board or, to the extent permitted by and consistent with applicable law and the provisions of the applicable equity plan, to the extent the Compensation Committee has delegated to the Chief Executive Officer the power to approve the grant of stock options or other stock or stock-based awards to employees of the Company or any subsidiary of the Company who are not officers or directors of the Company. We generally aim to avoid granting equity awards including stock options (or similar awards), in anticipation of the release of material non-public information that is likely to result in changes to the price of our Common Stock, and we do not time the release of material non-public information based on stock option or other equity award grant dates. During the last completed fiscal year, we did not grant any stock options (or similar awards) during any period beginning four business days before the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports.

David [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[5]			1,136,543
PEO Actually Paid Compensation Amount	[1],[3]			798,472
David [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			(32,171)
David [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]			(305,900)
David [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				225,917
David [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(120,207)
David [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				76,475
David [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(102,998)
David [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(111,358)
David [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Todisco [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[5]	2,359,908	2,459,432	2,691,189
PEO Actually Paid Compensation Amount	[1],[3]	5,387,597	1,867,545	3,212,105
Todisco [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	4,236,143	796,513	2,495,661
Todisco [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(1,208,454)	(1,388,400)	(1,974,745)
Todisco [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,150,287	737,490	2,495,661
Todisco [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,596,149	(349,287)
Todisco [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		302,110	347,100
Todisco [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		187,597	61,210
Todisco [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Todisco [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		806,355	199,737	180,734
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		272,320	(67,328)	(38,409)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		113,293	139,017	90,653
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		59,190	(90,437)	(103,301)
Non-PEO NEO | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(42,991)	(307,905)
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(453,170)	(520,650)	(346,686)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	$ 1,251,158	$ 137,998	$ (178,228)

[1]	For 2022, Dr. David and Mr. Todisco served as our PEOs, with Dr. David serving from January 1, 2022 through May 9, 2022, and for Mr. Todisco serving from May 10, 2022 through December 31, 2022. The Company’s Non-PEO NEOs for the applicable years are as follows:

(a)      2024: Matthew David and Elizabeth Hurlburt.

(b)      2023: Matthew David, Phoebe Mounts and Erin Mistry.

(c)      2022: Phoebe Mounts, Elizabeth Hurlburt, and Thomas Nusbickel.

[2]	The dollar amounts reported in this column are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. Dr. David served as PEO during fiscal year 2022. Accordingly, all of Dr. David’s compensation for fiscal year 2022 is included as PEO compensation, and none of his compensation is included as Non-PEO NEO compensation. Refer to the SCT as set forth on page 27 of this proxy statement.
[3]	The dollar amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the cash and/or equity value transferred to the PEO or Non-PEO NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as described below:
Year	Reported SCT Total ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustment(b) ($)	CAP ($)
2024 Todisco	2,359,908	(1,208,454)	4,236,143	5,387,597
2023 Todisco	2,459,432	(1,388,400)	796,513	1,867,545
2022 Todisco	2,691,189	(1,974,745)	2,495,661	3,212,105
2022 David	1,136,543	(305,900)	(32,171)	798,472

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)      The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2024 Todisco	2,150,287	1,596,149	302,110	187,597	—	—	4,236,143
2022 Todisco	737,490	(349,287)	347,100	61,210	—	—	796,513
2023 Todisco	2,495,661	—	—	—	—	—	2,495,661
2022 David	225,917	(120,207)	76,475	(102,998)	(111,358)	—	(32,171)
Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,111,699	(453,170)	1,251,158	1,909,687
2023	1,175,436	(520,650)	137,998	792,784
2022	933,723	(346,686)	(178,228)	408,809

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)      The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2024	806,355	272,320	113,293	59,190	—	—	1,251,158
2023	199,737	(67,328)	139,017	(90,437)	(42,991)	—	137,998
2022	180,734	(38,409)	90,653	(103,301)	(307,905)	—	(178,228)

[4]	Total Shareholder Return shown in this table assumes $100 was invested for the period starting December 31, 2021 through December 31 of the applicable fiscal year in the Company’s common stock as traded under ticker CRMD on Nasdaq. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.
[5]	The dollar amounts reported in this column are the amounts of total compensation reported for each PEO for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT as set forth on page 27 of this proxy statement.
[6]	The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2024 Todisco	2,150,287	1,596,149	302,110	187,597	—	—	4,236,143
2022 Todisco	737,490	(349,287)	347,100	61,210	—	—	796,513
2023 Todisco	2,495,661	—	—	—	—	—	2,495,661
2022 David	225,917	(120,207)	76,475	(102,998)	(111,358)	—	(32,171)

[7]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
[8]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
[9]	The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in any prior fiscal year that vest at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Year(s) that Vested in Covered Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Fiscal Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Covered Fiscal Year ($)	Total Equity Award Adjustments ($)
2024	806,355	272,320	113,293	59,190	—	—	1,251,158
2023	199,737	(67,328)	139,017	(90,437)	(42,991)	—	137,998
2022	180,734	(38,409)	90,653	(103,301)	(307,905)	—	(178,228)